Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment

At March 31, 2021 and December 31, 2020, property and equipment consisted of the following:

	March 31,	December 31,
	2021	2020
Machinery and equipment	$978,364	$985,862
Furniture and fixtures	1,850	1,850
Leasehold improvements	413,609	228,875
Software and website development	113,120	113,120
Computer hardware and software	51,962	49,967
Boat molds	126,000	126,000
New model development	402,752	146,232
	2,087,657	1,651,906
Less accumulated depreciation and amortization	(331,002)	(286,877)
	$1,756,655	$1,365,029

At December 31, 2020 and 2019, property and equipment consisted of the following:

	December 31,
	2020	2019

Machinery and equipment	$985,862	$1,054,696
Furniture and fixtures	1,850	1,850
Leasehold improvements	228,875	109,499
Software and website development	113,120	101,320
Computer hardware and software	49,967	49,967
Boat molds	126,000	126,000
New model development	146,232	56,462
	1,651,906	1,499,794
Less accumulated depreciation and amortization	(286,877)	(173,816)
	$1,365,029	$1,325,978